Schedule of Finance Lease Assets in Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Leases
Machinery	$ 585,563	$ 888,783
Accumulated depreciation	(455,899)	(544,860)
Finance lease assets, net of accumulated depreciation	$ 129,664	$ 343,923